Revenue recognition (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue recognition
Revenue from sale of products and licensing	€ 14,216	€ 14,543	€ 7,080
Revenue from services	8,150	8,166	5,421
Contract revenue recognized under percentage of completion accounting	781	932	59
Total revenue	23,147	23,641	€ 12,560
Contract revenues recorded prior to billings	132	129
Billings in excess of costs	151	164
Work in progress on construction contracts	28	57
Advances received	45	113
Retentions		1
Costs incurred and profits recognized, net of recognized losses	€ 1,179	€ 970